Issued Capital - Summary of Movements in Ordinary Shares (Details)		12 Months Ended
	Sep. 02, 2021 shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($) shares
Disclosure of classes of share capital [line items]
Share issue - rights | $		$ 480,000	$ 22,606,257
Shares issued to employees | $			$ 60,750
Shares issued on exercise of options, shares | shares	2,000,000	2,000,000
Shares issued on exercise of warrants, shares | shares		8,000,000
Closing balance, shares | shares		1,353,350,744
Closing balance | $		$ 217,695,759
Ordinary Shares
Disclosure of classes of share capital [line items]
Opening balance, shares | shares		1,007,596,744	626,185,872	544,647,747
Opening balance | $		$ 190,190,147	$ 148,156,005	$ 144,944,233
Share issue - share placement, shares | shares			185,757,511	81,500,000
Share issue - share placement | $			$ 21,229,874	$ 3,260,000
Transfer from treasury stock, shares | shares				38,125
Share issue - rights, shares | shares			195,229,129
Share issue - rights | $			$ 22,606,257
Shares issued to employees, shares | shares			424,232
Shares issued to employees | $			$ 60,750
Shares issued on exercise of options, shares | shares		2,000,000
Shares issued on exercise of options | $		$ 27,200
Shares issued on exercise of warrants, shares | shares		8,000,000
Shares issued on exercise of warrants | $		$ 480,000
Transfer from share-based payments reserve as result of options and warrants being exercised | $		$ 327,760
Share issue in a US IPO and NASDAQ listing, shares | shares		335,754,000
Share issue in a US IPO and NASDAQ listing | $		$ 32,383,263
Share issue costs | $		$ (5,712,611)	(423,492)	$ (48,228)
Warrants issued - underwriting fee | $			$ (1,439,247)
Closing balance, shares | shares		1,353,350,744	1,007,596,744	626,185,872
Closing balance | $		$ 217,695,759	$ 190,190,147	$ 148,156,005
Treasury Stock
Disclosure of classes of share capital [line items]
Opening balance, shares | shares				38,125
Share issue - Employee Share Plan Loan Agreements | shares				(38,125)